Business combination (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of group capital and financing position

The principal components of the Group’s capital and financing position were as follows:

US dollars in thousands	June 30, 2026	June 30, 2025, restated	June 30, 2024
Total equity / (deficit)	36,934	17,238	(40,536)
Loans and borrowings	28,736	28,994	29,086
Lease liabilities	10,293	195	—

Schedule of intangible asset over useful economic lives

Amortization is calculated on a straight-line basis to write down the assets over their useful economic lives at the following rates:

●	Development expenditure - 5 to 10 years

●	Customer relationships – 5 to 10 years

●	Trade names – 15 to 25 years

●	Favorable supply contracts – 15 years

●	Other – 5 years

Schedule of estimated useful life of property plant and equipment

Depreciation is calculated on a straight-line basis so as to write down the assets to their estimated residual value over their useful economic lives at the following rates:

●	Computer equipment - 3 years

●	Fixtures and fittings - 3 to 20 years

●	Motor vehicles - 5 years

●	Plant and equipment – 3.5 to 10 years

●	Right-of-use assets – remaining term of lease